Condensed Balance sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 581,010	$ 118,167	$ 150,414	$ 171,520
Short-term investments	10,138	26,841
Prepayments and other current assets	31,758	9,226
Total current assets	963,653	194,597
Non-current assets:
Other non-current assets	22,627	13,744
Total non-current assets	541,436	606,564
Total assets	1,505,089	801,161
Current liabilities:
Accrued expenses and other liabilities	143,292	89,306
Total current liabilities	445,626	467,955
Non-current liabilities:
Convertible senior notes	350,000
Total non-current liabilities	615,996	145,697
Total liabilities	1,061,622	613,652
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	89,071	69,637
Accumulated other comprehensive income	43,381	23,974
Retained earnings	300,515	82,952
Total shareholders' equity	443,467	186,879
Total liabilities and shareholders' equity	1,505,089	801,161
Common Class A
Shareholders' equity:
Ordinary Shares, Value	7,376	7,192
Common Class B
Shareholders' equity:
Ordinary Shares, Value	3,124	3,124
Parent Company
Current assets:
Cash and cash equivalents	238,947	10,416	46,092	632
Short-term investments		1,386
Prepayments and other current assets	918	2,719
Total current assets	239,865	14,521
Non-current assets:
Other non-current assets	8,271
Investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries	808,862	482,428
Total non-current assets	817,133	482,428
Total assets	1,056,998	496,949
Current liabilities:
Accrued expenses and other liabilities	554	17
Amounts due to subsidiaries and PRC Domestic Entities	262,977	310,053
Total current liabilities	263,531	310,070
Non-current liabilities:
Convertible senior notes	350,000
Total non-current liabilities	350,000
Total liabilities	613,531	310,070
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	89,071	69,637
Accumulated other comprehensive income	43,381	23,974
Retained earnings	300,515	82,952
Total shareholders' equity	443,467	186,879
Total liabilities and shareholders' equity	1,056,998	496,949
Parent Company | Common Class A
Shareholders' equity:
Ordinary Shares, Value	7,376	7,192
Parent Company | Common Class B
Shareholders' equity:
Ordinary Shares, Value	$ 3,124	$ 3,124